Quarterly Holdings Report
for

Fidelity® Municipal Bond Index Fund

September 30, 2019

MBL-QTLY-1119
1.9894013.100

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Alabama - 2.4%
Alabama Fed. Aid Hwy. Fin. Auth. Series 2015, 3.1% 9/1/29	70,000	74,465
Black Belt Energy Gas District Bonds Series 2017 A, 4%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)	120,000	127,336
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	55,435
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	63,939
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	43,176
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	54,114
UAB Medicine Fin. Auth. Rev. Series 2017 B1, 3.25% 9/1/31	5,000	5,304

TOTAL ALABAMA		423,769

Alaska - 0.3%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	60,060
Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	40,963
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	47,601
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	61,449
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,814
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2011 A, 5% 12/1/25	65,000	70,160
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1, 5.25% 12/1/24	$10,000	$11,627
Series 2007, 5.25% 12/1/23	20,000	22,683

TOTAL ARIZONA		284,297

Arkansas - 0.2%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,173
California - 15.7%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 3% 10/1/34 (FSA Insured)	15,000	15,566
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,235
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	27,363
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	40,000	46,531
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	43,589
California Gen. Oblig.:
Series 2015, 5% 8/1/45	40,000	46,764
Series 2016:
4% 9/1/35	50,000	56,581
5% 9/1/45	10,000	11,942
Series 2017:
4% 8/1/37	25,000	28,477
5% 11/1/22	70,000	78,129
Series 2019, 5% 4/1/45	125,000	156,865
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	87,338
Series 2015, 5% 11/15/26	50,000	61,405
Series 2016 B, 5% 11/15/46	25,000	29,567
Series 2017 A, 5% 11/1/27	20,000	25,738
California Infrastructure and Econ. Dev. Bank Rev. Series 2016, 5% 10/1/26	15,000	18,674
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,096
California State Univ. Rev.:
Series 2015 A, 5% 11/1/26	25,000	30,659
Series 2017 A, 5% 11/1/21	100,000	108,047
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,560
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,815
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2015 A, 5% 6/1/37	65,000	77,111
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	20,000	17,086
Series 2013 A, 0% 1/15/24 (FSA Insured)	40,000	36,908
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	33,686
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	45,206
Series 2015 A, 5% 6/1/35	20,000	23,554
Grossmont Union High School District Series 2016 B, 3% 8/1/45	20,000	20,272
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	94,465
Long Beach Unified School District Series 2012, 5% 8/1/29	105,000	115,945
Los Angeles Cmnty. College District Series A, 5% 8/1/30	30,000	35,132
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	55,851
Los Angeles Dept. Arpt. Rev. Series 2018 D, 5% 5/15/22 (b)	80,000	87,360
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	11,256
Series 2014 D, 5% 7/1/44	45,000	51,803
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2014 A, 5% 7/1/44	25,000	28,903
Los Angeles Unified School District:
Series 2016 A, 5% 7/1/40	30,000	35,398
Series A, 5% 7/1/22	40,000	44,038
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2017 A, 2.5% 7/1/25	60,000	64,279
Montebello Unified School District Series A, 5% 8/1/41	50,000	58,925
Newport Mesa Unified School District Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	16,731
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,286
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	26,027
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,625
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,073
San Diego Cmnty. College District Series 2016, 5% 8/1/41	50,000	60,370
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	15,000	19,480
Series R1, 0% 7/1/30	35,000	27,956
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2017 A1, 4% 8/1/42	10,000	11,306
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (b)	75,000	92,275
Series 2019 A, 5% 5/1/49 (b)	25,000	30,200
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2011, 5% 11/1/20	85,000	88,522
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/25 (Escrowed to Maturity)	50,000	46,665
San Jose Int. Arpt. Rev. Series 2017 A, 5% 3/1/22 (b)	85,000	92,197
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	30,000	31,948
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,820
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,188
Univ. of California Revs. Series 2017 AV, 5% 5/15/47	65,000	78,514
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,431
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	36,054

TOTAL CALIFORNIA		2,749,787

Colorado - 1.7%
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	84,066
Series B, 4% 12/1/26	50,000	52,982
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	50,000	56,199
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,817
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (b)	30,000	37,045
Series 2018 B, 3.5% 12/1/35	15,000	16,435
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,822

TOTAL COLORADO		292,366

Connecticut - 2.6%
Connecticut Gen. Oblig. Series 2016 G, 5% 11/1/20	310,000	321,932
Connecticut Hsg. Fin. Auth. Series 2018 A, 3.5% 5/15/33	60,000	64,031
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2018 A, 5% 1/1/27	35,000	42,904
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,213

TOTAL CONNECTICUT		460,080

Delaware - 0.3%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	44,000	46,756
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 2016 A, 5% 6/1/32	40,000	48,436
Series 2017 D, 5% 6/1/42	35,000	42,252
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,516
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2012 C, 5% 10/1/27	35,000	38,750
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B, 0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	12,070
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2012 A, 5% 10/1/28 (b)	45,000	49,515

TOTAL DISTRICT OF COLUMBIA		221,539

Florida - 3.5%
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,975
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	20,000	21,956
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2018 A, 4% 6/1/37	55,000	63,246
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	62,938
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	36,602
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,471
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A, 5% 10/1/28	25,000	28,049
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	49,613
Miami-Dade County Cap. Asset Acquisition Series 2016, 0% 10/1/32	15,000	10,087
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	76,390
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,550
Miami-Dade County Wtr. & Swr. Rev. Series 2019, 5% 10/1/46	40,000	48,985
Orange County Tourist Dev. Tax Rev. Series 2016 B, 4% 10/1/36	30,000	33,581
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,421
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	30,000	31,355

TOTAL FLORIDA		606,219

Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/29	10,000	11,914
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	139,456
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	30,000	32,182
Georgia Gen. Oblig. Series 2018 A:
3% 7/1/33	25,000	26,953
5% 7/1/27	5,000	6,355
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	25,000	26,414
Georgia Hsg. & Fin. Auth. Rev. Series 2016 A, 3.35% 12/1/41	25,000	25,914
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2017 C, 3.25% 7/1/39	30,000	31,339
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,175

TOTAL GEORGIA		320,702

Hawaii - 0.9%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,502
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,888
Series FW, 3.5% 1/1/38	45,000	49,147
Honolulu City and County Wastewtr. Sys. Series 2018 A, 3.375% 7/1/42	40,000	42,090

TOTAL HAWAII		165,627

Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,675
Illinois - 5.4%
Chicago Gen. Oblig. Series 2019 A, 5% 1/1/40	25,000	28,434
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/26 (b)	65,000	73,508
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	5,000	5,042
Series 2012 A, 5% 1/1/24 (b)	20,000	21,537
Series 2013 B, 5% 1/1/26	70,000	77,915
Series 2017 B, 5% 1/1/33	30,000	36,162
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	43,399
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	52,379
Series 2014 A, 5% 10/1/21	25,000	26,767
Series 2016:
4% 7/1/30	60,000	67,607
4% 12/1/31	25,000	27,108
Series 2019, 5% 7/1/27	65,000	81,467
Illinois Gen. Oblig.:
Series 2012 A, 5% 1/1/34	60,000	62,695
Series 2017 C, 5% 11/1/29	65,000	74,218
Illinois Sales Tax Rev. Series 2011, 3.75% 6/15/25	5,000	5,108
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2015 A, 5% 1/1/40	25,000	28,839
Metropolitan Pier & Exposition:
Series 2002, 0% 12/15/23	30,000	27,257
Series 2012 B:
4.25% 6/15/42	20,000	20,332
5% 12/15/28	20,000	21,414
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	12,953
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	54,251
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	60,357
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,295

TOTAL ILLINOIS		946,044

Indiana - 1.4%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	54,432
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	42,604
Indiana Fin. Auth. Rev. Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	67,233
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/54	25,000	30,616
Series 2011 A, 5.5% 2/1/33	45,000	47,329

TOTAL INDIANA		242,214

Iowa - 0.3%
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	45,000	55,808
Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	30,848
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	56,148
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A, 5% 9/1/23	25,000	28,099
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,899

TOTAL KENTUCKY		120,146

Louisiana - 1.2%
Jefferson Sales Tax District Series 2009 B, 5% 12/1/20 (Assured Guaranty Corp. Insured)	30,000	30,182
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	66,371
Louisiana Gen. Oblig. Series 2017 A, 5% 4/1/25	25,000	29,719
Louisiana Pub. Facilities Auth. Hosp. Rev. Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	55,952
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,106

TOTAL LOUISIANA		209,330

Maryland - 2.4%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,734
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,981
Maryland Gen. Oblig.:
Series 2019, 5% 3/15/30	50,000	65,250
Series A, 5% 3/15/30	30,000	38,325
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29	85,000	100,185
Washington Suburban San. District Series 2016 2, 5% 6/1/34	65,000	78,612

TOTAL MARYLAND		425,087

Massachusetts - 4.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series A, 5.25% 7/1/28	20,000	26,193
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	23,928
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 A, 5% 7/15/40	25,000	36,252
Series 2016 I, 3% 7/1/32	25,000	26,137
Series 2017, 4% 4/1/41	30,000	33,536
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	69,311
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series 2016 A, 5% 6/15/27	55,000	67,788
Massachusetts Gen. Oblig.:
Series 2016 B, 4% 7/1/33	75,000	85,076
Series 2017 F, 5% 11/1/44	20,000	24,194
Series 2019 A, 5% 1/1/49	70,000	85,758
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2016 B, 5% 11/15/46	30,000	35,873
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42	190,000	202,667

TOTAL MASSACHUSETTS		716,713

Michigan - 2.4%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,916
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	100,000	106,525
Michigan Fin. Auth. Rev. Series 2016, 5% 11/15/23	55,000	62,652
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/20	175,000	182,327
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2016 A, 3.35% 12/1/31	35,000	36,909
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018, 5% 12/31/31 (b)	20,000	24,650

TOTAL MICHIGAN		423,979

Minnesota - 1.7%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	35,375
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	149,465
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	25,000	31,803
Series 2018 B, 3.25% 8/1/36	5,000	5,404
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	25,000	25,559
Series 2019, 5% 5/1/48	15,000	18,270
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	34,705

TOTAL MINNESOTA		300,581

Missouri - 0.8%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2014 A, 5% 6/1/29	55,000	63,192
Missouri Health & Edl. Facilities Rev. Series 2017 C, 3.625% 11/15/47	25,000	26,493
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	51,377

TOTAL MISSOURI		141,062

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,956
Nevada - 0.4%
Clark County Fuel Tax Series 2019, 5% 6/1/25	25,000	29,943
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,433
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	20,515

TOTAL NEVADA		62,891

New Jersey - 4.4%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,750
5% 3/1/26	15,000	16,424
Series 2014 UU:
5% 6/15/30	40,000	44,731
5% 6/15/40	15,000	16,473
Series 2015 XX, 5% 6/15/21	50,000	52,809
New Jersey Edl. Facility Series 2015 A, 5% 7/1/22	50,000	55,048
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,793
Series 2014, 5% 6/1/21	55,000	58,310
Series 2016, 5% 6/1/24	25,000	28,927
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017, 5% 10/1/27	15,000	17,844
Series 2017 A, 4% 7/1/52	25,000	27,232
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A, 5% 12/1/27	35,000	43,807
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	32,321
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,523
Series 2015 E, 5% 1/1/45	45,000	51,569
Series 2017 E, 5% 1/1/29	15,000	18,971
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	35,000	31,387
Series 2010 A:
0% 12/15/29	20,000	15,170
0% 12/15/33	15,000	9,790
Series 2011 B, 5.5% 6/15/31	35,000	37,119
Series 2019 AA, 4.5% 6/15/49	65,000	70,972
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	85,000	85,000

TOTAL NEW JERSEY		767,970

New Mexico - 0.4%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	77,256
New York - 14.7%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,297
Dorm. Auth. New York Univ. Rev.:
Series 2017 A:
5% 7/1/24	30,000	35,259
5% 10/1/29	15,000	18,758
Series 2018 A, 5% 7/1/21	35,000	37,368
Series 2018 B, 5% 10/1/38	45,000	56,838
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	35,000	38,966
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017, 5% 9/1/23	65,000	74,196
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	30,000	33,112
Series 2018 B-1, 3.25% 10/1/42	55,000	57,851
Series 2019 E:
5% 8/1/25	25,000	30,111
5% 8/1/34	70,000	88,654
New York City Hsg. Dev. Corp. Series 2017 C2, 1.7% 7/1/21	30,000	30,010
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,700
New York City Indl. Dev. Agcy. Rev. Series 2009 A, 0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,559
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	65,000	77,667
Series 2018 AA, 5% 6/15/37	5,000	6,102
Series 2019 DD, 5.25% 6/15/49	65,000	80,378
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/40	70,000	81,746
New York City Transitional Fin. Auth. Rev.:
Series 2016 A, 5% 5/1/40	15,000	17,807
Series 2016 B1, 5% 11/1/35	105,000	124,725
Series 2018 A, 5% 8/1/38	55,000	66,807
Series 2018 B, 5% 8/1/45	50,000	59,940
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/43	215,000	240,017
New York Dorm. Auth. Rev. Series 2015 A:
5% 7/1/21	105,000	111,706
5% 5/1/33	40,000	47,288
New York Dorm. Auth. Sales Tax Rev. Series 2017 A, 5% 3/15/43	75,000	89,758
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2017 A, 3.5% 6/15/36	10,000	10,818
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	64,043
New York Metropolitan Trans. Auth. Rev.:
Series 2012 F, 5% 11/15/25	5,000	5,530
Series 2017 A1, 4% 11/15/48	30,000	32,705
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	83,562
New York State Dorm. Auth. Series 2018 A, 5% 3/15/32	50,000	63,337
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	30,000	37,666
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,328
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	290,000	300,237
New York Trans. Dev. Corp. (LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	30,000	31,618
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	44,943
Series 2019 A, 5% 3/15/44	25,000	30,639
Port Auth. of New York & New Jersey Series 211, 4% 9/1/43	55,000	62,539
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	17,242
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,097
Triborough Bridge & Tunnel Auth. Revs. Series 2019 A, 5% 11/15/49	45,000	55,880
Util. Debt Securitization Auth. Series 2017, 5% 12/15/41	50,000	61,665

TOTAL NEW YORK		2,571,469

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 202, 5% 10/15/30 (b)	20,000	24,554
North Carolina - 1.3%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	75,000	81,386
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	52,154
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/34	40,000	51,760
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,849

TOTAL NORTH CAROLINA		221,149

Ohio - 1.7%
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	45,000	51,498
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,762
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	49,606
Ohio Hosp. Rev. 5% 1/15/41	20,000	23,109
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	47,388
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	12,556
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	69,354
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,445

TOTAL OHIO		300,718

Oklahoma - 1.4%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,242
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2016 A, 5% 1/1/47	15,000	17,378
Series A, 5% 1/1/23 (FSA Insured)	185,000	186,671
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 A, 4% 1/1/47	35,000	38,370

TOTAL OKLAHOMA		253,661

Oregon - 0.8%
Clackamas County School District No. 46 Series B, 0% 6/15/34	35,000	24,261
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38	20,000	22,535
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	45,000	51,669
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	35,000	41,769

TOTAL OREGON		140,234

Pennsylvania - 3.5%
Allegheny County Series C77, 5% 11/1/43	25,000	30,632
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,490
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	44,352
Series 2015:
5% 3/15/24	30,000	34,664
5% 8/15/32	60,000	70,816
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	55,000	66,211
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2012 114C, 3.3% 10/1/32	45,000	45,759
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2017 B, 5.25% 6/1/47	55,000	65,275
Series 2019, 5% 12/1/32	30,000	37,832
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	121,646
Philadelphia Auth. For Indl. Series 2017 A, 4% 9/1/42	25,000	27,420
Philadelphia Auth. For Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,637
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	20,000	23,853
Philadelphia School District Series 2018 B, 4% 9/1/43	30,000	33,244

TOTAL PENNSYLVANIA		612,831

South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	28,473
Series 2014 C, 3% 12/1/46 (c)	35,000	35,031
Series 2016 A, 3.25% 12/1/35	15,000	15,626

TOTAL SOUTH CAROLINA		79,130

Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	19,669
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	66,461
Series 2016 A, 4% 1/1/42	10,000	10,718
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	78,867
Tennessee Energy Acquisition Corp. Series 2006 C, 5% 2/1/24	10,000	11,240
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,842
Tennessee Hsg. Dev. Agcy. Residentential Series 2015 2, 3.875% 7/1/35	20,000	21,213
Tennessee School Board Auth. Series 2012 A, 5% 5/1/39	20,000	21,702

TOTAL TENNESSEE		290,712

Texas - 7.6%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,936
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	67,184
Series 2017, 4% 8/1/33	20,000	22,701
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	113,567
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,640
Cypress-Fairbanks Independent School District Series 2019, 5% 2/15/30	45,000	58,406
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 D, 5.25% 11/1/25	30,000	32,503
Series 2013 F, 5% 11/1/21	20,000	21,523
Denton Independent School District Series 2014, 5% 8/15/38	65,000	74,907
Frisco Independent School District Series 2019, 4% 8/15/39	35,000	40,328
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/37	40,000	49,174
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	15,000	18,041
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	27,284
Houston Independent School District Series 2013 A, 5% 2/15/24	35,000	39,249
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	20,000	17,264
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	72,614
Irving Gen. Oblig. Series 2017, 3% 8/15/35	35,000	36,539
Katy Independent School District Series 2019, 4% 2/15/40	35,000	39,566
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	10,709
Series 2016 A, 0% 8/16/44	15,000	5,940
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	23,818
North Texas Tollway Auth. Rev. Series 2015 A, 5% 1/1/27	100,000	117,998
San Antonio Elec. & Gas Sys. Rev.:
Series 2015, 5% 2/1/32	5,000	5,986
Series 2016, 5% 2/1/22	60,000	65,081
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	62,122
Texas Gen. Oblig.:
Series 2016 A, 5% 4/1/30	50,000	60,602
Series 2017 B, 5% 10/1/33	25,000	31,022
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,126
Texas Wtr. Dev. Board Rev. Series 2017 A, 5% 10/15/47	60,000	72,677
Univ. of Texas Board of Regents Sys. Rev. Series 2017 B, 3.375% 8/15/44	40,000	42,149

TOTAL TEXAS		1,329,656

Utah - 0.3%
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	41,067
Utah Transit Auth. Sales Tax Rev. Series 2015 A, 5% 6/15/26	15,000	17,996

TOTAL UTAH		59,063

Virginia - 1.4%
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	15,000	17,155
Series 2017, 5% 3/15/27	65,000	81,626
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2017 A, 5% 2/1/23	45,000	50,433
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2016 C, 5% 8/1/31 (b)	50,000	60,612
Virginia Small Bus. Fing. Auth. (95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	37,303

TOTAL VIRGINIA		247,129

Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	55,764
Energy Northwest Elec. Rev. Series 2017 A, 5% 7/1/26	50,000	54,948
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	66,635
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,123
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	86,402
Washington Gen. Oblig.:
Series 2014 B, 5% 8/1/29	5,000	5,671
Series 2015 H, 5% 7/1/29	40,000	47,146
Series 2016 C, 5% 2/1/35	20,000	23,861
Series R, 5% 7/1/29	100,000	117,865
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	53,482
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,258

TOTAL WASHINGTON		568,155

West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	30,992
Wisconsin - 1.9%
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	48,628
Wisconsin Gen. Oblig. Series 2016 2, 5% 11/1/29	70,000	85,397
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	65,295
Series 2014 A, 5% 11/15/25	40,000	46,880
Series 2016 A, 3.5% 2/15/46	20,000	20,448
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	12,028
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	40,000	50,353

TOTAL WISCONSIN		329,029

TOTAL MUNICIPAL BONDS
(Cost $17,333,966)		17,355,417
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $17,333,966)		17,355,417
NET OTHER ASSETS (LIABILITIES) - 1.1%		187,172
NET ASSETS - 100%		$17,542,589

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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